LOANS: (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($) shares	Mar. 31, 2014	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)
Loans [Line Items]
Number of convertible loan agreements | item			2
Loans received					$ 1,500
Amount received as part of the agreement				$ 102
Loan from the BIRD foundation [Member]
Loans [Line Items]
Number of installments of loan repayment | item			1
2011 Convertible Loans [Member]
Loans [Line Items]
Interest rate (as a percent)			6.00%
Amended 2011 Convertible Loans [Member]
Loans [Line Items]
Interest rate (as a percent)		12.00%
Difference between the present value of the original loan and the present value of the modified loan (as a percent)		3.70%
2012 Convertible Loans [Member]
Loans [Line Items]
Interest rate (as a percent)			8.00%
Loans received					$ 1,500	$ 1,448
Loans received attributed to the embedded derivative					215	111
Loans received attributed to the convertible loans					689	839
Loans received attributed to the shares					596	498
BCF recognized					689	668
Net value of debt					215	282
2012 Convertible Loans [Member] | Level 3 [Member]
Loans [Line Items]
Fair value of the issued shares					1,752	1,214
Fair value of the convertible loans					$ 2,662	$ 2,319
2011 and 2012 Convertible Loans [Member]
Loans [Line Items]
Aggregate amount							$ 5,096
Preferred A shares issued upon conversion of all principal and accrued interest outstanding | shares	1,010,350
Warrants issued upon conversion of all principal and accrued interest outstanding | shares	505,175
Number of warrants which lenders were entitled to receive | shares	1,010,350
Number of warrants waived which lenders were entitled to receive | shares	505,175
Value of warrants waived recorded as a capital contribution	$ 686
Difference between carrying amount and fixed monetary amount used for conversion	$ 3,520
Finance agreements with bank [Member]
Loans [Line Items]
Term of debt				36 months
Interest rate variable basis				Prime
Interest rate spread on variable basis (as a percent)				(0.50%)
Amount received as part of the agreement				$ 102